Derivative Financial Instruments - Derivative Offsetting (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative financial instruments	$ 4,418	$ 0
Derivative assets, amounts subject to enforceable master netting arrangements	(1,628)	0
Derivative assets, net amounts	2,790	0
Derivative liabilities	2,065	9,370	1,792
Derivative liabilities, amounts subject to enforceable master netting arrangements	(1,628)	0
Derivative liabilities, net amounts	$ 437	$ 9,370